SHAREHOLDERS' EQUITY - Schedule of summary of performance stock units activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,767,969
Granted	1,004,260
Vested	(988,019)
Forfeited	(279,437)
Unvested the end of the year	2,504,773
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,459,201
Granted	868,601
Vested	(978,604)
Forfeited	(228,923)
Unvested the end of the year	2,120,275
Weighted-Average Grant Date Fair Value Per Share, Unvested at beginning of year | $ / shares	$ 121.8
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	159.7
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	160.2
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	130.1
Ending Weighted-Average Grant Date Fair Value Per Share, Unvested at end of year | $ / shares	$ 138.1
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	308,768
Granted	135,659
Vested	(9,415)
Forfeited	(50,514)
Unvested the end of the year	384,498
Weighted-Average Grant Date Fair Value Per Share, Unvested at beginning of year | $ / shares	$ 128
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	169.5
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	168.7
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	129.2
Ending Weighted-Average Grant Date Fair Value Per Share, Unvested at end of year | $ / shares	$ 144.3